Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Disclosure Of Finance Lease And Operating Lease By Lessee Explanatory
As at December 31	Average Rate of Interest (%)	2024	2023
Lease liabilities – non-current	4.7	999	999
Current portion of lease liabilities	5.0	356	327
Total		1,355	1,326